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October 30, 2009	Timothy R. Collins
(617) 951-7946
timothy.collins@ropesgray.com
BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:   GMO Trust (the “Trust”) (File Nos. 2-98772 and 811-04347)
Ladies and Gentlemen:
On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the forms of the GMO Flexible Equities Fund Prospectus and the GMO Short-Duration Collateral Fund Prospectus, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 139 to the Trust’s Registration Statement under the Securities Act and Amendment No. 174 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 139/174”), as filed electronically with the Securities and Exchange Commission on October 29, 2009. Amendment No. 139/174 became effective on the date hereof.
If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7946.
Very truly yours,
/s/ Timothy R. Collins
Timothy R. Collins

cc:	J.B. Kittredge, Esq., Grantham, Mayo, Van Otterloo & Co. LLC Jason Harrison, Esq., Grantham, Mayo, Van Otterloo & Co. LLC Thomas R. Hiller, Esq. Elizabeth J. Reza, Esq.